                                        Seeking new opportunities for
                                        investors in a more competitive
                                        utilities environment.


COLONIAL UTILITIES FUND             ANNUAL REPORT

November 30, 1999

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

The year ended November 30, 1999 will go down in the books as another strong one for the U.S. economy and a year of rebound and rebuilding for global economies. In the U.S., consumer confidence, personal income and employment remained high while inflation edged up from 2.1% to 2.6%. Although that's still below inflation's long-term historical average, the Federal Reserve stepped in to raise interest rates three times between June and November and put the nation on notice that it would continue to take steps to balance economic growth and inflation in the months ahead.

The stock market logged another year of impressive gains. However, the major indexes masked the market's volatility as well as its selectivity. A narrow band of technology companies led the market for most of the year. In general, large companies fared better than small companies. However, small- and mid-sized companies rallied near the end of the period, raising investor hopes that the market was finally broadening. For the 12-month period ended November 30, 1999, the Fund's Class A shares, without a sales charge, generated a total return of 13.15%.

The following report will provide you with more specific information about your Fund's performance and the strategies that your managers used during the period. As always, we thank you for choosing Colonial Utilities Fund. We look forward to continuing to serve your investment needs.

Sincerely,


/s/Stephen E. Gibson

Stephen E. Gibson
President
January 12, 2000



Not FIDC Insured
May Lose Value
No Bank Guarantee


Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

HIGHLIGHTS


- STRONG GLOBAL ECONOMIES, COUPLED WITH DRAMATIC GROWTH IN THE INTERNET, MADE TELECOMMUNICATIONS ONE OF THE FASTEST GROWING INDUSTRIES.

     Around the world, there has been increased acceptance of wireless telephony as an adjunct or a replacement for traditional line-based communications.

- MERGER AND ACQUISITION ACTIVITY AMONG MARKET LEADERS BOOSTED STOCK PRICES for some of the largest companies in the telecommunications sector.

- RISING INTEREST RATES HURT THE TRADITIONAL UTILITIES SECTOR after the Fed raised short-term rates three times between June and November. However, the stocks rallied in the last month on reports that inflation remained under control.

-    FUND OUTPERFORMED INDEX.

     The Fund's overweighting in telecommunications helped the Fund's Class A shares, without a sales charge, outperform the Dow Jones Utility Average significantly.



NET ASSET VALUE AS OF 11/30/99

Class A                             $22.85
------------------------------------------
Class B                             $22.82
------------------------------------------
Class C                             $22.81
------------------------------------------
Class Z                             $22.87
------------------------------------------


DISTRIBUTIONS DECLARED PER SHARE AS OF 11/30/99

Class A                             $0.998
------------------------------------------
Class B                             $0.864
------------------------------------------
Class C                             $0.864
------------------------------------------
Class Z (1/29/99 - 11/30/99)        $0.300
------------------------------------------

1

                       COLONIAL UTILITIES FUND PERFORMANCE
                          VS. DOW JONES UTILITY AVERAGE
                               12/1/98 - 11/30/99

                                  [BAR GRAPH]

Colonial Utilities Fund, Class A    Dow Jones Utility Average
      13.15                                   -3.95






The Dow Jones Utility Average is an unmanaged index that tracks the performance of utility stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is impossible to invest directly in an index.

PORTFOLIO MANAGERS' REPORT

TOP SECTOR BREAKDOWNS
11/30/99 vs. 11/30/98

                          Telecom/              Electric         Gas       Water
                          Telephone
11/30/99                    57.7%                23.2%           15.0%      0.7%
11/30/98                    40.9%                39.0%            6.8%      0.0%

Sector breakdowns are calculated as a percentage of net assets.Because the Fund is actively managed, there can be no guarantee the Fund will maintain these holdings.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.


BOUGHT

We invested in Frontier Corp., a high-quality, second-tier telecommunications company. Under new management, the company performed well. Late in the period, it was purchased by Global Crossing (4.5% of net assets) at a significant premium, which contributed to the Fund's positive return.


STRONG RETURNS IN A CHALLENGING ENVIRONMENT

Colonial Utilities Fund delivered a strong return for the year ended November 30, 1999. For the 12-month period, the Fund's Class A shares returned 13.15%, without a sales charge, outperforming the Dow Jones Utility Average, which lost 3.95%.

CONTINUED EMPHASIS ON TELECOMMUNICATIONS

We continued to emphasize stocks in the fast-growing telecommunications sector, which has benefited from a strong global economic environment, increased acceptance of wireless communications and the boom in the Internet. Telecommunications accounted for over 50% of the Fund's assets during the period, up from 40.9% six months ago. Our investments included companies such as MCI WorldCom (3.8% of net assets), one of the leading Internet "backbone" companies, i.e., it provides the lines over which Internet transactions and connections travel. We have not invested directly in Internet content providers or retailers, which we believe fall outside of the scope of this portfolio.

ELECTRIC UTILITIES, REITS PROVIDED YIELD

Our investments in electric utilities provided exposure to high quality companies and yields that ranged between 5% and 7%. We added a small investment in real estate investment trusts (REITs). Although the stocks have not had a spectacular year, we believe their valuations remain attractive, they provide diversification for the portfolio, and their high yields helped raise the Fund's income during the year.

In general, the utility stocks we owned did better than the industry average, which was hurt by rising short-term interest rates and factors associated with deregulation. Deregulation has spurred an increase in merger and acquisition activity, as electric utility companies seek to position themselves for a changing competitive environment. And although we see these changes as positive in the long run, the uncertainty they have created has been negative for the stocks in the recent period.

GAS AND WATER UTILITIES DELIVER ATTRACTIVE RETURNS

The Fund's investments in gas and water companies also performed well during the year. Our focus has been on investing in companies that are at the leading edge of their businesses. For example, we invested in Enron (3.8% of net assets), a natural gas company that has become a leader in a number of sectors, including gas trading and distribution. We also own a stake in Williams Companies, Inc. (3.3% of net assets) which has just spun off its telecommunications business, but is still a leader in natural gas.

A POSITIVE OUTLOOK

We're optimistic about the prospects for the utilities sector in the period ahead. We expect the sector to benefit from a stable world environment -- despite some pockets of unrest -- and to prosper if forecasts for strong economic growth going forward are met. We plan to concentrate the majority of the Fund's assets in the telecommunications industry in the U.S., Europe and Asia, because that is where we expect the growth to be the strongest for this sector. We will continue to seek out market leaders with strong management in the natural gas industry and to support the portfolio with yield provided by our investments in electric utilities and REITs.


/s/ Ophelia Barsketis                          /s/ Deborah Jansen

Ophelia Barsketis and Deborah Jansen are co-managers of Colonial Utilities Fund and are senior vice presidents of Stein Roe & Farnham Incorporated.


TOP 10 HOLDINGS AS OF 11/30/99

1. SBC
   Communications         4.9%
------------------------------
2. Sonera Group           4.5%
------------------------------
3. Global Crossing        4.5%
------------------------------
4. GTE                    4.3%
------------------------------
5. Bell Atlantic          4.2%
------------------------------
6. BellSouth              4.0%
------------------------------
7. MCI WorldCom           3.8%
------------------------------
8. Enron Corp.            3.8%
------------------------------
9. William Cos.           3.3%
------------------------------
10. Telefonica de Espana  3.3%
------------------------------

Portfolio holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will maintain these holdings in the future.

SOLD

We reduced our investment in Azurix (0.7% of net assets), a U.S. water utility. The company has stumbled in making the transition from a private to a public company. As a result, we have sold part of our original investment and continue to monitor the company's progress.


An investment in the Fund involves certain risks, including fluctuations in utility stock prices, which may occur in response to changes in interest rates and regulatory, economic and business developments.

PERFORMANCE INFORMATION


PERFORMANCE OF A $10,000
INVESTMENT IN ALL SHARE
CLASSES 11/30/89 - 11/30/99


             Without    With
              sales     sales
             charge    charge
------------------------------
Class A      $33,824   $32,218
------------------------------

Class B      $31,987   $31,987
------------------------------
Class C      $33,230   $33,230
------------------------------
Class Z      $33,907   $33,907
------------------------------


PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 11/30/89 - 11/30/99

                                  [LINE CHART]

                                                         Dow Jones
                S&P 500     Without sales  With sales      Utility
                 Index         charge        charge       Average
11/30/89         10000         10000          9525         10000
12/31/89         10240         10036          9559         10521
01/31/90          9553          9741          9278         10043
02/28/90          9676          9785          9320          9960
03/31/90          9933          9704          9243          9773
04/30/90          9685          9497          9046          9277
05/31/90         10628          9754          9291          9716
06/30/90         10556          9785          9321          9726
07/31/90         10523          9787          9323          9760
08/31/90          9572          9616          9159          9157
09/30/90          9107          9410          8963          9339
10/31/90          9069          9290          8849         10082
11/30/90          9654          9527          9074         10081
12/31/90          9922          9521          9069         10043
01/31/91         10353          9752          9289          9936
02/28/91         11092         10223          9737         10282
03/31/91         11361         10512         10012         10560
04/30/91         11388         10903         10385         10261
05/31/91         11877         11046         10521         10404
06/30/91         11333         10897         10379          9749
07/31/91         11862         11191         10659         10014
08/31/91         12142         11379         10838         10406
09/30/91         11939         11495         10949         10718
10/31/91         12099         11665         11111         10902
11/30/91         11612         11777         11218         11114
12/31/91         12939         11990         11421         11572
01/31/92         12698         12371         11784         10786
02/29/92         12862         12693         12090         10614
03/31/92         12612         12720         12116         10702
04/30/92         12982         12980         12364         11009
05/31/92         13045         13288         12657         11202
06/30/92         12851         13398         12762         11168
07/31/92         13375         14100         13431         11953
08/31/92         13102         14075         13406         11678
09/30/92         13257         14158         13486         11843
10/31/92         13302         14168         13495         11849
11/30/92         13754         14152         13480         11838
12/31/92         13924         14509         13820         12046
01/31/93         14040         14780         14078         12375
02/28/93         14231         15537         14799         13192
03/31/93         14532         15657         14913         13350
04/30/93         14180         15621         14879         13257
05/31/93         14559         15596         14855         13277
06/30/93         14601         16040         15278         13714
07/31/93         14542         16329         15553         14039
08/31/93         15094         16744         15948         14475
09/30/93         14977         16593         15805         14180
10/31/93         15287         16351         15574         13694
11/30/93         15142         15594         14853         12897
12/31/93         15325         15857         15104         13206
01/31/94         15847         15599         14858         13037
02/28/94         15417         14877         14170         12218
03/31/94         14746         14476         13789         11475
04/30/94         14935         14798         14095         11679
05/31/94         15179         14170         13497         10985
06/30/94         14807         13847         13190         10539
07/31/94         15292         14361         13679         11110
08/31/94         15918         14403         13719         11363
09/30/94         15529         14038         13371         10985
10/31/94         15877         14224         13548         11003
11/30/94         15299         14181         13507         10982
12/31/94         15526         14219         13544         11188
01/31/95         15928         15148         14428         11927
02/28/95         16548         15237         14513         12059
03/31/95         17036         15117         14399         11748
04/30/95         17537         15428         14695         12209
05/31/95         18236         16124         15358         13047
06/30/95         18659         16177         15409         12860
07/31/95         19277         16281         15507         13005
08/31/95         19325         16660         15869         12976
09/30/95         20141         17581         16746         13825
10/31/95         20068         17963         17110         13873
11/30/95         20947         18283         17414         14053
12/31/95         21351         19164         18253         14767
01/31/96         22077         19534         18606         15159
02/29/96         22283         19059         18154         14484
03/31/96         22497         18866         17970         14133
04/30/96         22827         18661         17774         13992
05/31/96         23414         18687         17799         14066
06/30/96         23503         19388         18467         14854
07/31/96         22464         18632         17747         13865
08/31/96         22938         18723         17834         14573
09/30/96         24227         18762         17871         14821
10/31/96         24896         19526         18598         15531
11/30/96         26776         20160         19203         16231
12/31/96         26245         20320         19354         16110
01/31/97         27883         20744         19759         16135
02/28/97         28103         21105         20103         15858
03/31/97         26951         20316         19351         15333
04/30/97         28557         20476         19504         15218
05/31/97         30302         21177         20171         15708
06/30/97         31651         21799         20764         16104
07/31/97         34167         22111         21061         16753
08/31/97         32254         21607         20581         16584
09/30/97         34018         22739         21659         17111
10/31/97         32882         22851         21765         17448
11/30/97         34404         24855         23674         18703
12/31/97         34996         26065         24827         19815
01/31/98         35381         26036         24800         19134
02/28/98         37932         26656         25390         19838
03/31/98         39874         28815         27446         20945
04/30/98         40281         28017         26686         20874
05/31/98         39588         27605         26294         20982
06/30/98         41195         27989         26659         21740
07/31/98         40758         27857         26534         20650
08/31/98         34869         26303         25053         20721
09/30/98         37104         28078         26745         22915
10/31/98         40117         28887         27515         22560
11/30/98         42548         29904         28483         22812
12/31/98         44999         31856         30343         23554
01/31/99         46879         31465         29970         22850
02/28/99         45422         30709         29251         22276
03/31/99         47238         30129         28698         22236
04/30/99         49067         32624         31074         23732
05/31/99         47909         33371         31786         25182
06/30/99         50567         34032         32415         24301
07/31/99         48990         33678         32078         24165
08/31/99         48745         32556         31010         24363
09/30/99         47409         32319         30783         23074
10/31/99         50410         33295         31713         23764
11/30/99         51434         33824         32218         21906


The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Dow Jones Utility Average is an unmanaged index that tracks the performance of utility stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is impossible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/99

Share Class          A                        B                        C                 Z

Inception          3/4/92(1)                5/5/92                   8/1/97            1/29/99
-----------------------------------------------------------------------------------------------

            w/o sales     with sales  w/o sales  with sales   w/o sales  with sales   w/o sales
             charge         charge     charge      charge      charge     charge       charge
-----------------------------------------------------------------------------------------------
 1 year         13.15%       7.78%      12.32%      7.32%      12.28%      11.28%      13.43%
-----------------------------------------------------------------------------------------------
 5 years        18.99       17.83       18.11      17.90       18.57       18.57       19.05
-----------------------------------------------------------------------------------------------
 10 years       12.96       12.41       12.33      12.33       12.76       12.76       12.99
-----------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/99

Share Class             A                       B                      C                Z

              w/o sales   with sales  w/o sales  with sales  w/o sales  with sales   w/o sales
               charge      charge      charge      charge      charge     charge      charge
-----------------------------------------------------------------------------------------------
 1 year         15.13%       9.66%      14.30%      9.30%      14.25%      13.25%      15.37%
-----------------------------------------------------------------------------------------------
 5 years        18.15       17.00       17.28      17.07       17.76       17.76       18.19
-----------------------------------------------------------------------------------------------
 10 years       12.44       11.90       11.83      11.83       12.26       12.26       12.47
-----------------------------------------------------------------------------------------------

(1) Change in investment policies.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and C shares would have been lower.

INVESTMENT PORTFOLIO

November 30, 1999 (In thousands)


COMMON STOCKS AND
CONVERTIBLES 93.8%              COUNTRY       SHARES      VALUE
----------------------------------------------------------------
FINANCE, INSURANCE &
  REAL ESTATE 1.3%
REAL ESTATE INVESTMENT
  TRUSTS
Prologis Trust                                   760  $   13,822
                                                      ----------

----------------------------------------------------------------
MANUFACTURING 2.0%
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                        300      21,919
                                                      ----------

----------------------------------------------------------------
MINING & ENERGY 3.8%
OIL & GAS FIELD SERVICES
Enron Corp.                                      835      31,787
Enron Corp., 8.000% MIPS                         400       9,550
                                                      ----------
                                                          41,337
                                                      ----------

----------------------------------------------------------------
SERVICES 1.5%
COMPUTER RELATED SERVICES
Thus PLC (a)                          UK       2,550      15,978
                                                      ----------

----------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES 84.6%

COMMUNICATIONS 4.3%
Eircom PLC                            UK       3,400      13,544
McLeodUSA, Inc., Series A                         80      33,375
                                                      ----------
                                                          46,919
                                                      ----------
ELECTRIC GAS & SANITARY SERVICES 0.4%
Sempra Energy                                    240       4,437
                                                      ----------

ELECTRIC SERVICES 19.7%
AES Corp. (a)                                    600      34,762
Citizens Utilities Co.,
  5.000% Convertible Preferred                   100       5,250
DPL, Inc.                                        800      14,300
Duke Power Co.                                   370      18,754
Edison International                           1,000      26,500
Entergy Corp.                                    350       9,647
FPL Group, Inc.                                  672      29,396
FirstEnergy Corp.                                350       8,159
Interstate Energy Corp.                          108       2,919
Pinnacle West Capital Corp.                      235       7,799
Public Service Company of
  New Mexico                                     406       6,750
Public Service Enterprise
  Group, Inc.                                    100       3,500
Reliant Energy, Inc.                             679      16,858
Scottish Power PLC ADR                UK         480      16,770
Sierra Pacific Resources                         396       7,103
Southern Co.                                     300       7,012
                                                      ----------
                                                         215,479
                                                      ----------

GAS SERVICES 10.8%
Coastal Corp.                                    900      31,725
El Paso Energy Corp.                             289      11,127
K N Energy, Inc., 8.250% PEP                     375      12,234
MCN Energy Group., 8.750%
PRIDES                                           848      21,157
MDU Resources Group, Inc.                        263       5,742
Williams Cos, Inc.                             1,082      36,515
                                                       ---------
                                                         118,500
                                                       ---------

TELECOMMUNICATIONS 49.4%
AT&T Corp.                                       345      19,277
Bell Atlantic Corp.                              716      45,344
BellSouth Corp.                                  934      43,125
BroadWing, Inc. (a)                              450      13,106
Century Telephone Enterprises, Inc.              120       5,520
Charter Communications, Inc. (a)               1,000      23,188
GTE Corp.                                        636      46,392
Global Crossing Ltd. (a)                       1,128      49,187
MCI WorldCom, Inc. (a)                           500      41,344
NTL, Inc. (a)                                    106       9,666
Nippon Telegraph &
  Telephone Corp.                     Ja           1      16,835
SBC Communications, Inc.,
  Class A                                      1,024      53,186
Sonera Group Oyj                      Fi       1,200      49,630
Tele Danmark A/S ADR                  Sz         524      16,735
Tele Norte Leste
  Participacoes SA ADR                Bz         245       4,364
Telecom Corp. of New Zealand          NZ         150       5,025
Telecom Italia SPA ADR                It         315      33,938
Telefonica de Espana ADR              Sp         573      35,601
Telefonos de Mexico SA                Mx         300      27,769
                                                       ---------
                                                         539,232
                                                       ---------

WATER TRANSPORTATION 0.6%
Azurix Corp. (a)                               1,000       7,125
                                                       ---------

TOTAL COMMON STOCKS AND CONVERTIBLES
(cost of $662,726)                                     1,024,748
                                                       ---------

PREFERRED STOCKS 4.1%                    SHARES        VALUE
----------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
  ELECTRIC, GAS & SANITARY
  SERVICES 4.1%

COMMUNICATIONS 1.0%
Qwest Trends Trust
   5.750%                                   186    $  10,579
                                                   ---------

ELECTRIC SERVICES 3.1%
Entergy Arkansas, Inc.:
  7.800%                                     10          988
  7.880%                                      9          887
Entergy Gulf States Utilities
  7.560%                                     18        1,826
Entergy Louisiana, Inc.
  8.000%                                     30          697
NiSource, Inc., 7.750%                      120        4,575
Northern Indiana Public Service Co.,
  7.440%                                      9          910
Ohio Edison Co., 7.750%                     240        6,060
Pennsylvania Power Co., 7.750%               15        1,520
TXU Electric Capital, TOPRS,
  8.250%                                    680       16,150
                                                   ---------
                                                      33,613
                                                   ---------

TOTAL PREFERRED STOCKS
  (cost of $46,045)                                   44,192
                                                   ---------

ADJUSTABLE RATE PREFERRED STOCKS 0.8%
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
  ELECTRIC, GAS & SANITARY
  SERVICES 0.8%

Electric Services
Cleveland Electric Illuminating Co.,
  Series L                                   65        6,468
Entergy Gulf States Utilities
  Series A                                   14        1,425
Toledo Edison Co., Series A                  40          995
                                                   ---------

TOTAL ADJUSTABLE RATE PREFERRED STOCKS
  (cost of $8,434)                                     8,888
                                                   ---------

TOTAL INVESTMENTS 98.7%
  (cost of $717,205)(b)                            1,077,828
                                                   ---------


SHORT-TERM OBLIGATIONS 2.0%                   PAR           VALUE
--------------------------------------------------------------------
Repurchase Agreement with SBC
Warburg Ltd., dated 11/30/99 due
  12/01/99 at 5.670% collateralized
  by U.S. Treasury bonds and/or
  notes with maturities to 2026,
  market value $22,011 (repurchase
  proceeds $21,534)                          $21,531      $   21,531
                                                          ----------


OTHER ASSETS & LIABILITIES, NET (0.7%)                       (7,974)
--------------------------------------------------------------------
NET ASSETS 100.0%                                         $1,091,385
                                                          ----------


SUMMARY OF SECURITIES
BY COUNTRY                COUNTRY       VALUE          % OF TOTAL
-----------------------------------------------------------------
United States                        $  841,639           78.1
Finland                     Fi           49,630            4.6
United Kingdom              UK           46,292            4.3
Spain                       Sp           35,601            3.3
Italy                       It           33,938            3.1
Mexico                      Mx           27,769            2.6
Japan                       Ja           16,835            1.6
Switzerland                 Sz           16,735            1.5
New Zealand                 NZ            5,025            0.5
Brazil                      Bz            4,364            0.4
                                     ----------          -----
                                     $1,077,828          100.0
                                     ----------          -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.

(b) Cost for federal income tax purposes is the same.

       ACRONYM                         NAME
       -------                         ----
         ADR                American Depositary Receipt
        MIPS              Monthly Income Preferred Stock
        PEPS           Premium Equity Participating Security
       PRIDES             Preferred Redeemable Increased
                             Dividend Equity Security
        TOPRS               Trust Originated Preferred
                               Redeemable Securities


6   See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999
(In thousands except for per share amounts and footnotes)


ASSETS
Investments at value (cost $717,205)                                    $ 1,077,828
Short-term obligations                                                       21,531
                                                                        -----------
                                                                          1,099,359
Receivable for:
  Dividends                                              $3,305
  Investments sold                                        1,573
  Fund shares sold                                          323
  Interest                                                    3
Other                                                        23               5,227
                                                         ------         -----------
  Total Assets                                                            1,104,586


LIABILITIES
Payable for:
  Investments purchased                                   9,906
  Fund shares repurchased                                 2,284
Accrued:
  Management fee                                            587
  Transfer agent fee                                        182
  Bookkeeping fee                                            32
  Deferred Trustees fee                                      18
Other                                                       192
  Total Liabilities                                      ------
                                                                             13,201
                                                                        -----------
NET ASSETS                                                              $ 1,091,385
                                                                        ===========
Net asset value & redemption price per share --
  Class A ($354,053/15,494)                                             $     22.85(a)
                                                                        ===========
Maximum offering price per share--
  Class A ($22.85/0.9525)                                               $     23.99(b)
                                                                        ===========
Net asset value & offering price per share--
  Class B ($733,031/32,127)                                             $     22.82(a)
                                                                        ===========
Net asset value & offering price per share --
  Class C ($3,777/166)                                                  $     22.81(a)
                                                                        ===========
Net asset value & offering price per share--
  Class Z ($524/23)                                                     $     22.87
                                                                        ===========
COMPOSITION OF NET ASSETS
Capital paid in                                                         $   650,650
Undistributed net investment income                                             892
Accumulated net realized gain                                                79,225
Net unrealized appreciation (depreciation) on:
  Investments                                                               360,623
  Foreign currency transactions                                                  (5)
                                                                        -----------
                                                                        $ 1,091,385
                                                                        ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Year Ended November 30, 1999
(In thousands)


INVESTMENT INCOME
Dividends                                                               $    32,700
Interest                                                                        966
                                                                        -----------
  Total Investment Income (net of
nonreclaimable foreign taxes
withheld at source which
amounted to $380)                                                            33,666

EXPENSES
Management fee                                          $ 7,181
Service fee-- Class A, Class B, Class C                   2,790
Distribution fee-- Class B                                5,634
Distribution fee-- Class C                                   24
Transfer agent fee                                        2,656
Bookkeeping fee                                             388
Registration fee                                             45
Custodian fee                                               103
Audit fee                                                    66
Trustees fee                                                 69
Reports to shareholders                                      35
Legal fee                                                    13
Other                                                       189              19,193
                                                        -------        ------------
    Net Investment Income                                                    14,473
                                                                        -----------

NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain
(loss) on:
  Investments                                            85,507
  Foreign currency transactions                            (339)
                                                        -------
    Net realized gain                                                        85,168
Net change in unrealized appreciation/
  depreciation during the period on:
  Investments                                            32,141
  Foreign currency transactions                              (5)
                                                        -------
    Net change in Unrealized
      appreciation/depreciation                                              32,136
                                                                        -----------
    Net Gain                                                                117,304
                                                                        -----------
Increase in Net Assets from Operations                                  $   131,777
                                                                        ===========


See notes to financial statements.                                             7

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                             YEARS ENDED NOVEMBER 30
                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS            1999(a)            1998
-----------------------------------------------------------------------
OPERATIONS:
Net investment income                      $    14,473      $    22,348
Net realized gain                               85,168           91,358
Net change in unrealized
  appreciation/depreciation                     32,136           76,078
                                           -----------      -----------
  Net Increase from Operations                 131,777          189,784
DISTRIBUTIONS:
From net investment income -- Class A           (5,557)          (9,180)
In excess of net investment income --
  Class A                                           --             (228)
From net realized gains -- Class A             (10,862)            (239)
From net investment income -- Class B           (7,066)         (13,843)
In excess of net investment income --
  Class B                                           --             (344)
From net realized gains -- Class B             (22,812)            (507)
From net investment income -- Class C              (30)             (28)
In excess of net investment income --
  Class C                                           --               (1)
From net realized gains -- Class C                 (82)              (1)
From net investment income -- Class Z               (5)
                                           -----------      -----------
                                                85,363          165,413
                                           -----------      -----------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A             14,107           66,629
Value of distributions reinvested --
  Class A                                       13,579            7,574
Cost of shares repurchased -- Class A          (52,627)        (104,245)
                                           -----------      -----------
                                               (24,941)         (30,042)
                                           -----------      -----------
Receipts for shares sold -- Class B             47,658           48,893
Value of distributions reinvested --
  Class B                                       25,209           12,446
Cost of shares repurchased -- Class B         (133,371)        (120,361)
                                           -----------      -----------
                                               (60,504)         (59,022)
                                           -----------      -----------
Receipts for shares sold -- Class C              1,646            2,231
Value of distributions reinvested --
  Class C                                          106               28
Cost of shares repurchased-- Class C              (786)            (443)
                                           -----------      -----------
                                                   966            1,816
                                           -----------      -----------
Receipts for shares sold -- Class Z                526               --
Value of distributions reinvested --
  Class Z                                            5
Cost of shares repurchased -- Class Z              (27)              --
                                           -----------      -----------
                                                   504               --
                                           -----------      -----------
Net Decrease from Fund
  Share Transactions                           (83,975)         (87,248)
                                           -----------      -----------
  Total Increase                                 1,388           78,165
Beginning of period                        $ 1,089,997      $ 1,011,832
                                           -----------      -----------

End of period (including undistributed
  and net of overdistributed net
  investment income of $892 and
  $585, respectively)                        1,091,385        1,089,997
                                           ===========      ===========
NUMBER OF FUND SHARES
Sold-- Class A                                     644            3,463
Issued for distributions
  reinvested-- Class A                             623              385
Repurchased-- Class A                           (2,387)          (5,374)
                                           -----------      -----------
                                                (1,120)          (1,526)
                                           -----------      -----------
Sold-- Class B                                   2,171            2,464
Issued for distributions
  reinvested-- Class B                           1,161              634
Repurchased-- Class B                           (6,054)          (6,112)
                                           -----------      -----------
                                                (2,722)          (3,014)
                                           -----------      -----------
Sold-- Class C                                      75              112
Issued for distributions
  reinvested-- Class C                               5                2
Repurchased-- Class C                              (36)             (22)
                                           -----------      -----------
                                                    44               92
                                           -----------      -----------
Sold -- Class Z                                     24               --
Issued for distributions
  reinvested -- Class Z                            (b)               --
Repurchased -- Class Z                              (1)              --
                                           -----------      -----------
                                                    23               --
                                           -----------      -----------

(a)  Class Z shares were initially offered on January 29, 1999.

(b)  Rounds to less than one.


8  See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 1999

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Utilities Fund (the Fund), a series of Liberty Funds Trust IV, formerly Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective January 29, 1999, the Fund began offering Class Z shares which are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B, and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

As of March 22, 1999, distributions to shareholders are recorded on the ex-date. Prior to March 22, 1999, the Fund declared and recorded distributions daily and paid monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included

November 30, 1999

in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

AVERAGE NET ASSETS                                               ANNUAL FEE RATE
First $1 billion                                                      0.65%
Over $1 billion                                                       0.60%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                               ANNUAL FEE RATE
First $50 million                                                   No charge
Next $950 million                                                    0.035%
Next $1 billion                                                      0.025%
Next $1 billion                                                      0.015%
Over $3 billion                                                      0.001%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the year ended November 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $36,264 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,225, $647,036 and $1,051 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $304,154,750 and $412,279,193, respectively.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                                  $    388,792,229
Gross unrealized depreciation                                       (28,168,964)
                                                               ----------------
  Net unrealized appreciation                                  $    360,623,265
                                                               ================

OTHER:

The Fund concentrates its investments in utility securities, subjecting it to greater risk than a fund that is more diversified.

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political, and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign government laws or restrictions.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 1999.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                    YEAR ENDED NOVEMBER 30, 1999
                                                                     CLASS A          CLASS B          CLASS C         CLASS Z(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 21.130         $ 21.130         $ 21.130         $ 21.500
                                                                    --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.399            0.234            0.232            0.369
Net realized and unrealized gain                                       2.319            2.320            2.312            1.301
                                                                    --------         --------         --------         --------
  Total from Investment Operations                                     2.718            2.554            2.544            1.670
                                                                    --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.341)          (0.207)          (0.207)          (0.300)
In excess of net investment income                                        --               --               --               --
From net realized gain                                                (0.657)          (0.657)          (0.657)              --
                                                                    --------         --------         --------         --------
  Total Distributions Declared to Shareholders                        (0.998)          (0.864)          (0.864)          (0.300)
                                                                    --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                      $ 22.850         $ 22.820         $ 22.810         $ 22.870
                                                                    ========         ========         ========         ========
Total return (b)                                                       13.15%           12.32%           12.33%            7.82%(c)
                                                                    ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                            1.22%            1.97%            1.97%            0.97%(e)
Net investment income (d)                                               1.80%            1.05%            1.05%            1.99%(e)
Portfolio turnover                                                        28%              28%              28%              28%
Net assets at end of period (in millions)                           $    354         $    733         $      4         $      1

(a) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e)      Annualized.


1999 Federal Tax information (unaudited)

100% of the ordinary income distributed by the Fund in the year ended November 30, 1999 qualifies for the corporate dividends received deduction.

For the fiscal year ended November 30, 1999 the Fund earned $85,506,003 of long term capital gains.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                             YEARS ENDED NOVEMBER 30
                                                 -----------------------------------------------------------------------------------
                                                            1998                          1997                        1996
                                                 ---------------------------   ------------------------------   --------------------
                                                 CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C(a)   CLASS A    CLASS B
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $18.060   $18.060   $18.060   $15.210   $15.210   $16.260      $14.370   $14.370
                                                 -------   -------   -------   -------   -------   -------      -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.516     0.365     0.365     0.599     0.481     0.166        0.612     0.502
Net realized and unrealized gain                   3.111     3.111     3.111     2.852     2.852     1.794(b)     0.831     0.831
                                                 -------   -------   -------   -------   -------   -------      -------   -------
  Total from Investment Operations                 3.627     3.476     3.476     3.451     3.333     1.960        1.443     1.333
                                                 -------   -------   -------   -------   -------   -------      -------   -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.530)   (0.382)   (0.382)   (0.601)   (0.483)   (0.160)      (0.603)   (0.493)
In excess of net investment income                (0.013)   (0.010)   (0.010)       --        --        --           --        --
From net realized gain                            (0.014)   (0.014)   (0.014)       --        --        --           --        --
                                                 -------   -------   -------   -------   -------   -------      -------   -------
  Total Distributions Declared to Shareholders    (0.557)   (0.406)   (0.406)   (0.601)   (0.483)   (0.160)      (0.603)   (0.493)
                                                 -------   -------   -------   -------   -------   -------      -------   -------
NET ASSET VALUE, END OF PERIOD                   $21.130   $21.130   $21.130   $18.060   $18.060   $18.060      $15.210   $15.210
                                                 =======   =======   =======   =======   =======   =======      =======   =======
Total return (c)                                   20.32%    19.41%    19.41%    23.26%    22.36%    12.12%(d)    10.27%     9.45%
                                                 =======   =======   =======   =======   =======   =======      =======   =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                        1.19%     1.94%     1.94%     1.22%     1.97%     1.97%(f)     1.20%     1.95%
Net investment income (e)                           2.63%     1.88%     1.88%     3.76%     3.01%     2.96%(f)     4.16%     3.41%
Portfolio turnover                                    22%       22%       22%        7%        7%        7%           8%        8%
Net assets at end of period (in millions)        $   351   $   736   $     3   $   327   $   684   $     1      $   348   $   729

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)      Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                    YEAR ENDED NOVEMBER 30, 1995
                                                    ----------------------------
                                                     CLASS A           CLASS B
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 11.720          $ 11.720
                                                    --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.640             0.544
Net realized and unrealized gain                       2.659             2.659
                                                    --------          --------
  Total from Investment Operations                     3.299             3.203
                                                    --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.649)           (0.553)
                                                    --------          --------
NET ASSET VALUE, END OF PERIOD                      $ 14.370          $ 14.370
                                                    ========          ========
Total return (a)                                       28.90%            27.96%
                                                    ========          ========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                            1.21%             1.96%
Net investment income (b)                               5.00%             4.25%
Portfolio turnover                                         7%                7%
Net assets at end of period (in millions)           $    400          $    821

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV AND THE SHAREHOLDERS OF COLONIAL UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Utilities Fund, (the "Fund") (a series of Liberty Funds Trust IV, formerly Colonial Trust IV), at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2000

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                                                                              15

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16

TRUSTEES & TRANSFER AGENT


ROBERT J. BIRNBAUM

Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY

Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL

Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN

Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Utilities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


ANNUAL REPORT:
COLONIAL UTILITIES FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.


                                 LIBERTY FUNDS

ALL-STAR              INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL
                      INVESTORS.

COLONIAL              FIXED INCOME AND VALUE STYLE EQUITY INVESTING.


CRABBE HUSON          A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY
                      INVESTING.

NEWPORT               A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE ADVISOR     GROWTH STYLE EQUITY INVESTING.

[KEYPORT LOGO]        A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.


BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

COLONIAL UTILITIES FUND        ANNUAL REPORT

[LIBERTY FUNDS LOGO]

Liberty Funds Distributor, Inc. (C)2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

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                                                  UF-02/219I-1299 (1/00) 99/1626